Document and Entity Information	Total
Document and Entity Information:
Registrant Name	USAA MUTUAL FUNDS TRUST
Document Type	485BPOS
Document Period End Date	Jul. 31, 2015
Trading Symbol	usaa
Amendment Flag	false
Central Index Key	0000908695
Document Creation Date	Jul. 26, 2015
Document Effective Date	Aug. 07, 2015